Plant and Equipment, Net - Schedule of Plant and Equipment (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 636,761	$ 818,774	$ 766,257	$ 1,806,257
Less: Accumulated depreciation	(547,675)	(704,224)	(630,867)	(1,023,296)
Plant and equipment, net	89,086	114,550	135,390	782,961
Machineries [Member]
Plant and Equipment, Net [Line Items]
Plant and equipment, gross	287,605	369,815	351,005	1,391,005
Motor vehicles [Member]
Plant and Equipment, Net [Line Items]
Plant and equipment, gross	314,626	404,559	370,852	370,852
Forklift [Member]
Plant and Equipment, Net [Line Items]
Plant and equipment, gross	$ 34,530	$ 44,400	$ 44,400	$ 44,400